Other Non-current Assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-current Assets

18.	OTHER NON-CURRENT ASSETS
Other non-current assets are comprised of the following:

(in thousands of $)	2025	2024
Pre-operational assets (1)	46,780	8,782
MTM asset on IRS derivatives (note 25)	2,551	32,995
Operating lease right-of-use-assets (2)	6,198	6,771
Oil derivative instrument (note 8 and 25) (3)	—	58,676
Gas derivative instrument (note 8 and 25) (3)	—	47,152
Other (4)	7,522	5,855
Other non-current assets	63,051	160,231
(1) As of December 31, 2025, “Pre-operational assets” comprised of:
•$38.5 million of capitalized shipyard and engineering costs, including long-lead items, incurred in connection with the pre-redeployment refurbishment project of FLNG Hilli in preparation for her 20-year bareboat charter agreement with SESA commencing in 2027 (December 31, 2024: $nil); and
•$8.3 million of capitalized costs relating to Macaw’s flare-to-gas mobile kit project, including engineering and other directly attributable costs (December 31, 2024: $8.8 million).
(2) Relates to our office premises leases in London and Oslo and warehouse lease in Nouakchott.
(3) As FLNG Hilli's contract with Perenco ends July 2026, the amounts receivable from oil and gas derivative instruments under the LTA have been reclassified from “Other non-current assets” to “Other current assets”.
(4) For the years ended December 31, 2025 and 2024, “Other” include a $5.0 million in a pooled investment fund entity, measured at cost.